LONG-TERM INVESTMENTS (Schedule of Equity Method Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Carrying value	$ 7,416		$ 3,937
BEMC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%		49.00%
Carrying value	1,743	[1]	2,063
Shibo Movie [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%		50.00%
Carrying value	455	[2]	612
Xinghe Union [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%		50.00%
Carrying value	370	[2]	604
Guangxi Dingyuan [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%		40.00%
Carrying value	718	[3]	658
AM Guangying [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	48.00%
Carrying value	1,652	[4]
Yunxing Chuangrong [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Carrying value	$ 2,478	[5]

[1]	In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The total paid-in capital of BEMC was $2,119, which was contributed by both parties proportionately. In September 2013, BEMC distributed dividend of $1,401, in which $686 was paid to the Group.
[2]	On February 15, 2012 and March 13, 2012, the Group and Beijing N-S Digital TV Co., Ltd. ("N-S Digital TV") established two joint ventures, Shibo Movie and Xinghe Union, respectively. The registered capital of Shibo Movie and Xinghe Union was $1,558 each. The Group and N-S Digital TV each contributed $794, representing 50% of the equity interest in each Shibo Movie and Xinghe Union. Shibo Movie is engaged in movie technology development and consulting services, and Xinghe Union is engaged in movie and TV series investment and publishing, advertisement design and production. These joint ventures were established pursuant to a framework agreement entered into with Beijing Super TV Co., Ltd. ("Super TV") in June 2011 and the supplemental agreement entered into with Super TV and N-S Digital TV in January 2012.
[3]	In April 2012, The Group entered into an agreement with Asiaray Advertising Media Ltd. ("Asiaray") and Guangxi Civil Aviation Development Co., Ltd. ("Guangxi Civil Aviation") to establish a joint venture, Guangxi Dingyuan. Guangxi Dingyuan was incorporated on April 18, 2012 with total contributed capital of $1,605, of which 20%, 40% and 40% of that amount was contributed by Guangxi Civil Aviation, Asiaray and the Group, respectively. Guangxi Dingyuan exclusively operates various media resources in four airports in China's Guangxi province.
[4]	In December 2013, the Group entered into an agreement with Zhejiang Tianguang Diying Production Co., Ltd. to establish a joint venture, AM Guangying. AM Guangying was incorporated on December 25, 2013 with total contributed capital of $1,871, of which 52% and 48% of that amount was contributed by Zhejiang Tianguang Diying Production Co., Ltd. and the Group, respectively. AM Guangying is mainly engaged in film production.
[5]	In December 2013, the Group entered into an agreement with Hainan Airlines Culture Co., Ltd. ("Hainan Airlines") to establish a joint venture, Yunxing Chuangrong. Yunxing Chuangrong was registered on December 17, 2013 with total contributed capital of $4,956. The Group and Hainan Airlines each contributed $2,478, representing 50% of the equity interest. Yunxing Chuangrong is established for fund raising as to in-flight internet business.